Debt Obligation (Detail) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long term debt		$ 5,146,282	$ 4,115,344
Amount due within one year		346,287	408,365
Amounts due beyond one year		4,799,995	3,706,979
TL Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt		$ 1,164,532	$ 1,433,919
Weighted average variable interest rate		1.58%	1.65%
Final Maturity		Sep. 30, 2023
TL 2019 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 140,204	$ 148,131
Weighted average variable interest rate		3.50%	3.50%
Final Maturity		Dec. 31, 2026
TL 2021 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 66,444
Weighted average variable interest rate		2.65%	0.00%
Final Maturity		Feb. 29, 2028
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Long term debt	[1]	$ 904,521	$ 646,551
Weighted average variable interest rate	[1]	1.83%	1.91%
Final Maturity	[1]	Jul. 31, 2026
TMCL VI Term Loan
Debt Instrument [Line Items]
Long term debt			$ 223,630
Weighted average variable interest rate		0.00%	4.29%
Final Maturity		Feb. 28, 2038
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Long term debt			$ 300,305
Fixed interest rate		0.00%	4.02%
Final Maturity		Apr. 30, 2044
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 395,571	$ 429,600
Fixed interest rate		3.07%	3.07%
Final Maturity		Aug. 31, 2045
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 544,706	$ 587,183
Fixed interest rate		2.26%	2.26%
Final Maturity		Sep. 30, 2045
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Long term debt		$ 199,355	$ 214,168
Fixed interest rate		2.15%	2.15%
Final Maturity		Sep. 30, 2045
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 518,744
Fixed interest rate		1.72%	0.00%
Final Maturity		Feb. 28, 2046
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 622,808
Fixed interest rate		2.27%	0.00%
Final Maturity		Apr. 30, 2046
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
Long term debt		$ 589,397
Weighted average variable interest rate		1.98%	0.00%
Final Maturity		Aug. 31, 2046
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt			$ 131,857
Weighted average variable interest rate		0.00%	2.11%
Final Maturity		Dec. 31, 2021

[1]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.